Equity - Summary of Fair value of the Warrants (Details) - Redeemable Convertible Preferred Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities Fair Value Disclosure [Line Items]
Value of warrant per share	$ 0.03	$ 0.37
Number of shares issuable upon exercise of warrants	5,200,000	5,200,000
Fair value of warrant liability	$ 155	$ 1,924